Related parties - Key management (Details) R$ in Millions	12 Months Ended
	Dec. 31, 2017 BRL (R$) item	Dec. 31, 2016 BRL (R$)
Transactions between related parties
Salaries and wages	R$ 17.4	R$ 16.7
Bonus	6.7	6.2
Share-based compensation and restricted share units plans	24.8	11.6
Total compensation	R$ 48.9	R$ 34.5
Executive officers
Transactions between related parties
Number of related parties to whom guarantees granted by entity | item	3